Property and Equipment	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Notes to Financial Statements
Property and Equipment

7.          Property and Equipment

	Office Equipment	Cultivation Equipment	Production Equipment	Kitchen Equipment	Vehicles	Vault Equipment	Leasehold Improvements	Right-of-use Assets	Total
Cost:
Balance, 31 July 2018	$24,586	$435,109	$261,957	$27,694	$38,717	$1,644	$1,993,928	$—	$2,783,635
Additions	7,491	28,647	36,004	23,414	—	528	272,078	—	368,162
Balance, 31 July 2019	32,077	463,756	297,961	51,108	38,717	2,172	2,266,006	—	3,151,797
Additions	40,869	—	247,762	9,022	—	—	740,503	—	1,038,156
ASC 842 adoption (Notes 13 and 20)	—	—	—	—	—	—	—	1,187,116	1,187,116
Balance, 31 January 2020	72,946	463,756	545,723	60,130	38,717	2,172	3,006,509	1,187,116	5,377,069

Accumulated Depreciation:
Balance, 31 July 2018	3,177	41,169	25,446	2,554	5,500	228	89,663	—	167,737
Depreciation	5,119	73,597	44,547	4,546	7,751	358	153,642	—	289,560
Balance, 31 July 2019	8,296	114,766	69,993	7,100	13,251	586	243,305	—	457,297
Depreciation	4,276	38,132	24,188	4,253	3,907	200	82,899	—	157,855
Asset lease expense (Note 20)	—	—	—	—	—	—	—	85,418	85,418
Balance, 31 January 2020	12,572	152,898	94,181	11,353	17,158	786	326,204	85,418	700,570

Net Book Value:
As at 31 July 2018	21,409	393,940	236,511	25,140	33,217	1,416	1,904,265	—	2,615,898
As at 31 July 2019	23,781	348,990	227,968	44,008	25,466	1,586	2,022,701	—	2,694,500
As at 31 January 2020	$60,374	$310,858	$451,542	$48,777	$21,559	$1,386	$2,680,305	$1,101,698	$4,676,499

7.	Property and Equipment

	Office Equipment	Cultivation Equipment	Production Equipment	Kitchen Equipment	Vehicles	Vault Equipment	Leasehold Improvements	Total
Cost:
Balance, 31 July 2017	$—	$—	$—	$—	$—	$—	$—	$—
Acquired assets (Note 14)	23,105	245,659	176,354	15,809	38,717	1,644	1,455,649	1,956,937
Additions	1,481	189,450	85,603	11,885	—	—	538,279	826,698
Balance, 31 July 2018	24,586	435,109	261,957	27,694	38,717	1,644	1,993,928	2,783,635
Additions	7,491	28,647	36,004	23,414	—	528	272,078	368,162
Balance, 31 July 2019	32,077	463,756	297,961	51,108	38,717	2,172	2,266,006	3,151,797

Accumulated Depreciation:
Balance, 31 July 2017	—	—	—	—	—	—	—	—
Depreciation	3,177	41,169	25,446	2,554	5,500	228	89,663	167,737
Balance, 31 July 2018	3,177	41,169	25,446	2,554	5,500	228	89,663	167,737
Depreciation	5,119	73,597	44,547	4,546	7,751	358	153,642	289,560
Balance, 31 July 2019	8,296	114,766	69,993	7,100	13,251	586	243,305	457,297

Net Book Value:
As at 31 July 2018	21,409	393,940	236,511	25,140	33,217	1,416	1,904,265	2,615,898
As at 31 July 2019	$23,781	$348,990	$227,968	$44,008	$25,466	$1,586	$2,022,701	$2,694,500